Note 19 - Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
19.	Subsequent Events

The Company agreed on July 23, 2014 to terminate the charter parties of M/T Eships Taweelah, Hull number S407 and Hull number S414 with Eships Tankers Ltd and enter into new charters for these vessels with Stena Weco A/S, a high quality charterer, for 3 + 1 + 1 years at respective gross daily rates of $16.2 for the first three years, $17.2 for the first optional year and $18 for the second optional year. As a result of this termination, Eships Tankers Ltd has agreed to pay the Company a compensation of $500.

On August 25, 2014 the Company entered into an agreement with Stena Weco A/S to extend the charter duration of M/T EShips Taweelah (to be renamed M/T StenaWeco Energy) and to increase the daily rate. Specifically, the charter is now for 4 + 1 + 1 years at $16.5 per day for the first four years, $17.4 per day for the first optional year and $18.1 per day for the second optional year.